First Trust Core Investment Grade ETF Investment Objectives and Goals - First Trust Core Investment Grade ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Core Investment Grade ETF (FTCB)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Core Investment Grade ETF (the "Fund") seeks to maximize long-term total return.